Offsetting of financial assets and financial liabilities	12 Months Ended
Mar. 31, 2026
Text Block1 [Abstract]
Offsetting of financial assets and financial liabilities
16.	Offsetting of financial assets and financial liabilities
Tables below show the gross amounts of financial assets and liabilities, amounts offset, and net amounts presented in the consolidated statements of financial position, as well as the financial assets and liabilities that are subject to enforceable master netting agreements or similar agreements, as of March 31, 2025 and 2026.

	Yen in millions
	March 31, 202 5
	Gross amounts recognized financial assets and financial liabilities	Amounts offset in the consolidated statements of financial position	Net amounts presented in the consolidated statements of financial position	Gross amounts not offset in the consolidated statements of financial position
				Financial instruments	Cash collateral	Net amounts
Derivative assets *1	52,388	-	52,388	22,228	12,402	17,758
Trade receivables *2	62,525	61,367	1,158	-	-	1,158

Total assets	114,913	61,367	53,546	22,228	12,402	18,916

Derivative liabilities *1	35,554	-	35,554	22,228	3,547	9,779
Trade payables *2	122,408	61,367	61,041	-	-	61,041
Short-term borrowings *3	1,521,040	-	1,521,040	1,514,271	-	6,769

Total liabilities	1,679,002	61,367	1,617,635	1,536,499	3,547	77,589

	Yen in millions
	March 31, 2026
	Gross amounts recognized financial assets and financial liabilities	Amounts offset in the consolidated statements of financial position	Net amounts presented in the consolidated statements of financial position	Gross amounts not offset in the consolidated statements of financial position
				Financial instruments	Cash collateral	Net amounts
Derivative assets* 1	6,817	-	6,817	5,877	-	940
Trade receivables* 2	70,833	66,260	4,573	-	-	4,573

Total assets	77,650	66,260	11,390	5,877	-	5,513

Derivative liabilities* 1	12,903	-	12,903	5,877	-	7,026
Trade payables* 2	94,832	66,260	28,572	-	-	28,572

Total liabilities	107,735	66,260	41,475	5,877	-	35,598

*1
Certain subsidiaries have entered into master netting agreements or other similar agreements, which are mainly International Swaps and Derivatives Association (“ISDA”) Master Agreements. An ISDA Master Agreement is an agreement between two counterparties that may have multiple derivative contracts with each other, and such ISDA Master Agreement may provide for the net settlement of all or a specified group of these derivative contracts, through a single payment, in a single currency, in the event of a default on or affecting any one derivative contract, or a termination event affecting all or a specified group of derivative contracts. Master netting agreements create a right of set off, but the master netting agreements do not automatically provide for such set off.

*2	Amounts offset in the consolidated statements of financial position are related to repurchase agreements of products.
*3
Short-term borrowings relate to bond lending transactions and repurchase agreements (repos). As a result of the execution of the Partial Spin-off of the Financial Services business, SFGI, which operates the Financial Services business, has been excluded from consolidation. Therefore, there is no balance of short-term borrowings as of March 31, 2026.